Condensed Consolidated Statements Of Cash Flow (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,065)	$ (3,971)	$ (10,220)	$ (17,477)	$ (10,602)
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	1,961	2,170	8,788	9,996	11,708
Amortization of intangible assets and deferred financing costs	288	132	628	469	487
Net gains (losses) on dispositions of assets	53	(490)	(7,833)	(1,452)	(1,276)
Stock-based compensation expense	12	3	44	29	30
Provision for impairment loss	507	1,434	10,172	14,308	8,198
Unrecognized loss on derivative instruments	317	1,213	247
Amortization of warrant issuance cost	14		53
Deferred income taxes		(662)	5,610	(1,904)	(1,756)
Changes in operating assets and liabilities:
(Increase) decrease in assets	(392)	(558)	(1,602)	6,185	(6,511)
Increase (decrease) in liabilities	924	447	(2,098)	(7,289)	7,394
Net cash (used) provided by operating activities	(381)	(282)	3,789	2,865	7,672
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to hotel properties	(1,500)	(1,569)	(5,668)	(4,964)	(4,344)
Acquisition and development of hotel properties			(11,500)
Proceeds from sale of hotel assets	3,088	2,720	24,185	13,111	11,209
Net cash (used) provided by investing activities	1,588	1,151	7,017	8,147	6,865
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred financing costs	(196)		(2,422)	(331)	(61)
Principal payments on long-term debt	(8,335)	(21,361)	(74,196)	(24,426)	(16,920)
Proceeds from long-term debt, net	6,877	2,000	41,172	15,261	2,417
Redemption of operating partnership units			(114)	(397)
Distributions to noncontrolling interest		(3)	(10)	(49)	(56)
Preferred stock offering		28,575	28,806
Common stock offering				89	1,462
Dividends paid to preferred shareholders	(107)	(368)	(3,430)	(1,213)	(1,474)
Net cash (used in) provided by financing activities	(1,761)	8,843	(10,194)	(11,066)	(14,632)
Increase (decrease) in cash and cash equivalents	(554)	9,712	612	(54)	(95)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	891	279	279	333	428
CASH AND CASH EQUIVALENTS, END OF PERIOD	337	9,991	891	279	333
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	2,254	2,660	9,640	11,953	11,795
SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Dividends declared preferred	$ 837	$ 657	$ 3,169	$ 1,474	$ 1,474